Lease (Details) - Schedule of Supplemental Balance Sheet Information - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information [Abstract]
ROU assets	¥ 204,298	¥ 319,263
Operating lease liabilities – current	(88,795)	(162,791)
Operating lease liabilities – non-current	¥ (121,194)	¥ (153,298)
Weighted average remaining lease terms	8 years 3 months 7 days	7 years 7 months 17 days
Weighted average incremental borrowing rate	10.36%	9.85%